Organization and principal activities	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
1.	Organization and principal activities
(a) Principal activities
Boqii Holding Limited (“Boqii Holding”), was incorporated under the laws of the Cayman Islands in June 2012, as an exempted company with limited liability.
Boqii Holding, its subsidiaries, consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred as the “Company”), operate as an online one-stop
destination for users to shop for a variety of pet products and interact with other users in its online pet community in the People’s Republic of China (the “PRC”), through its online platforms (Boqii.com and Boqii application, collectively “Boqii Marketplace”), branded stores on third-party online platforms (the “Online Branded Stores”) and its online pet community (“Boqii Community”). In addition to online business, the Company provides pet products to offline pet stores.
The Company’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries.
As of March 31, 2022, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Subsidiaries:

Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding

Boqii International Limited	Hong Kong	August 2016	100%	Investment holding

Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding

Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding

Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise

Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise

Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs

Guangcheng (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform

Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development

Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise

Subsidiaries of VIEs

Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development

Tianjing Guangcheng Information Technology Co., Ltd.	Tianjin, the PRC	June 2017	100%	Sales of merchandise

Nanjing Cuida Biotechnology Co. Ltd.(“Cuida”)	Nanjing, the PRC	April 2017	70%	Biotechnology extension services

Taizhou Xingmu Biotechnology Co., Ltd.	Taizhou, the PRC	November 2019	80%	Biotechnology research and development

(b) Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Company operates online platforms that provide internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies (the PRC Domestic Companies, or the “VIEs”). The equity interests of the PRC Domestic Companies are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”), who act as nominee equity holders of the PRC Domestic Companies on behalf of Shanghai Xincheng and Xingmu WFOE, the Company’s wholly owned subsidiaries in the PRC (the “WFOEs”). The WFOEs entered into a series of contractual arrangements with the PRC Domestic Companies and their respective Nominee Shareholders (the “Contractual Arrangements”). These Contractual Agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC Domestic Companies. Through the Contractual Arrangements, the Nominee Shareholders have granted all their legal rights including voting rights and disposition rights of their equity interests in the PRC Domestic Companies to the WFOEs. The Nominee Shareholders do not have the power to direct the activities of the PRC Domestic Companies that most significantly impact their economic performance. The Nominee Shareholders do not have the obligation to absorb losses of the PRC Domestic Companies that could potentially be significant to them or the right to receive benefits from the PRC Domestic Companies that could potentially be significant to them. Accordingly, the PRC Domestic Companies are considered as variable interest entities of the Company, through the WFOEs.
In accordance with Accounting Standards Codification
(“ASC”) 810-10-25-38A, the
Company, through its WFOEs, has a controlling financial interest in the VIEs because the WFOEs have the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs. In addition, under the terms of the Contractual Arrangements, the WFOEs have (i) the right to receive economic benefits that could potentially be significant to the VIEs in the form of service fees under the Exclusive Consultation and Service Agreements; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; and (iii) the obligation to absorb the substantially expected losses and the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law. Thus, the Company, through the WFOEs, has the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs.
Based on the above, the Company, through the WFOEs, is the ultimate primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs and their subsidiaries are consolidated in the Company’s consolidated financial statements.
Loan Agreements
Pursuant to the relevant loan agreements, the WFOEs have granted interest-free loans to the relevant Nominee Shareholders of the relevant VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs.
The loans can only be repaid by transfer of the equity interests of the relevant VIEs held by the Nominee Shareholders, and shall be repaid upon the occurrence of, among other events, the WFOEs exercise of their options to purchase the relevant VIEs’ equity interests under the Exclusive Option Agreements (refer to following section for further details). Any proceeds received by the Nominee Shareholders from transfer of the equity interests shall also be repaid to the WFOEs as part of the loan repayments.
Other events that will lead to loan repayments include: the Nominee Shareholders receiving a written notice from the relevant PRC subsidiaries requesting loan repayments; the death or loss of capacity for civil conduct of the Nominee Shareholders; the Nominee Shareholders no longer acting as shareholders of the relevant VIEs or employees of the relevant VIEs, PRC subsidiaries or their related parties; the Nominee Shareholders being involved in criminal activities; or, any third party making a claim in an amount over RMB 500,000 against the Nominee Shareholders.
The loans shall be considered fully repaid when the Nominee Shareholders have transferred all equity interests held by them to the WFOEs or a party designated by the WFOEs. The Loan Agreements shall remain valid until the Nominee Shareholders repaid the relevant loans to the WFOEs.

Exclusive Option Agreements
The Nominee Shareholders of the VIEs have granted the WFOEs the exclusive and irrevocable right to purchase or to designate one or more person(s) at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders for a purchase price at any time, subject to the lowest price permitted by PRC laws and regulations. The VIEs and their Nominee Shareholders have agreed that without prior written consent of the WFOEs, their respective Nominee Shareholders cannot sell, transfer, pledge or dispose their equity interests, and the VIEs cannot sell, transfer, pledge or dispose, but not limit to, the equity interests, significant assets, significant revenue and significant business. Also as agreed, the VIEs cannot declare any dividend or change capitalization structure of the VIEs and cannot enter into any loan or investment agreements. Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to the WOFEs or one or more person(s) at their discretion. The Exclusive Option Agreement will remain effective until all equity options in VIEs held by such Nominee Shareholders are transferred or assigned to the WFOEs or their designated representatives.
Proxy Agreement and Power of Attorney
Pursuant to the irrevocable power of attorney, each of the Nominee Shareholders appointed the WFOEs as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to sale, transfer, pledge, or disposition of all or part of the Nominee Shareholders’ equity interests, and designation and appointing the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continues to be shareholders of the VIEs. Each Nominee Shareholder has waived all the rights which have been authorized to the person designated by the WFOEs under each power of attorney.
Exclusive Consultation and Service Agreements
Pursuant to the Exclusive Consultation Service Agreements, the WFOEs have agreed to provide to the VIEs services, including, but not limited to, design and maintenance of the
E-Commerce
platform, consulting services, technical training, research, planning and development of the market and customer support. The VIEs shall pay to the WFOEs service fees determined based on the complexity and difficulty of the services, title of and time consumed by employees, contents and value of the services, operation conditions and market price of the service provided. The Exclusive Consultation and Service Agreements will be in effect permanent unless terminated by the WFOEs. The WFOEs have the exclusive ownership of all the intellectual property rights created as a result of the performance of the agreements.
Intellectual Property License Agreements
Pursuant to the intellectual property license agreements, the WFOEs have granted a non-exclusive
and
non-transferable
license, without sublicensing rights, to the VIEs to use its intellectual property. The VIEs may only use the licenses in its own business operations. The VIEs agree to pay the WFOEs a quarterly service fee at an amount that is equal to the VIEs’ revenue for the relevant quarter with a certain percentage or an amount adjusted at the WFOEs’ sole discretion for the relevant quarter, which should be paid within 15 business days after the VIEs confirms in writing the amount and breakdown of the service fee for the relevant quarter. The agreement has a term of 10 years and shall automatically renew at the end of each term for a further term of 10 years, unless otherwise terminated by the WFOEs in its sole discretion with 90 days’ prior written notice.

Equity Interest Pledge Agreements
Pursuant to the relevant equity interest pledge agreements, the Nominee Shareholders of the VIEs have pledged 100% equity interests in relevant VIEs to the WFOEs to guarantee performance by the Nominee Shareholders of their obligations under the Exclusive Option Agreements, the Proxy Agreement and Power of Attorney and the Loan Agreements, as well as the performance by the VIEs of their obligations under the Exclusive Option Agreements, the Exclusive Consultation and Service Agreements and Intellectual Property License Agreements. In the event of a breach by the VIEs or any of their Nominee Shareholders of contractual obligations under the Contractual Agreements, as the case may be, the WFOEs, as pledgee, will have the right to dispose of the pledged equity interests in the relevant VIEs and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the VIEs also covenant that, without the prior written consent of the WFOEs, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The Equity Interest Pledge Agreements will remain in effect so long as any of the Loan Agreements, the Exclusive Consultation Service Agreements, the Exclusive Option Agreements, the Proxy Agreement and Power of Attorney, or the Intellectual Property License Agreements, as mentioned above, remains in effect or any guaranteed obligations of the VIEs, or, to the extent applicable, its Nominee Shareholders, remains outstanding under the Contractual Agreements. The pledge was registered with the relevant local administration and will remain binding until the VIEs and their Nominee Shareholders discharge all their obligations under the Contractual Arrangements. The registration of the equity pledge enables the WFOEs to enforce the equity pledge against third parties who acquire the equity interests of the VIEs in good faith.
One set of existing Contractual Agreements were initially entered into in September 2012 by Shanghai Xincheng (one of the Company’s WOFEs), Shanghai Guangcheng (one of the Company’s VIEs) and its nominee shareholders, was subsequently amended and restated on substantially similar terms in September 2017, October 2019 and August 2020, respectively. Another set of existing Contractual Agreements were entered into in September 2019 by Xingmu WFOE (one of the Company’s WOFEs), Nanjing Xingmu (one of the Company’s VIEs) and its Nominee Shareholders. A new set of Contractual Agreements were entered into in June 2021 by Shanghai Xincheng (one of the Company’s WOFEs), Suzhou Taicheng (one of the Company’s VIEs) and its Nominee Shareholders. The Loan Agreements, Exclusive Option Agreements, Proxy Agreement and Power of Attorney, Exclusive Consultation and Service Agreements, Intellectual Property License Agreements and Equity Interest Pledge Agreements were amended to reflect the changes of shareholders’ holding in the VIE in their respective dates. No other material terms or conditions of these agreements were changed or altered. There was no impact to the Group’s effective control over the VIEs and the Group continues to consolidate the VIEs.
(c) Risks in relations to the VIE structure
Under the Contractual Agreements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Company’s relevant PRC subsidiaries, and can have assets transferred freely out of the consolidated VIEs and VIEs’ subsidiaries without restrictions. Therefore, the Company considers that there is no asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs, except for the registered capital of the consolidated VIEs amounting to RMB52 million and RMB62 million as of March 31, 2021 and 2022. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to the general credit of the Company.
The Company believes that the Company’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	17,886	20,567
Accounts receivable, net	27,393	31,435
Amounts due from related parties	11,465	11,726
Inventories, net	11,349	16,014
Prepayments and other current assets	33,445	57,107
Intra-Group receivables due from the Group’s entities	47,592	16,535
Property and equipment, net	8,372	6,715
Intangible assets	909	507
Operating lease right-of-use assets	27,736	35,688
Goodwill	494	994
Long-term investments	74,330	81,649
Other non-current asset	2,433	3,389

Total assets	263,404	282,326

	As of March 31,
	2021	2022
	RMB	RMB
Short-term borrowings	3,484	872
Accounts payable	29,940	55,144
Amounts due to related parties, current	910	4
Salary and welfare payable	4,851	5,597
Accrued liabilities and other current liabilities	24,536	25,786
Contract liabilities	3,706	7,007
Operating lease liabilities, current	6,058	7,238
Intra-Group payables due to the Group’s entities	611,112	945,960
Deferred tax liabilities	1,852	(1,369)
Operating lease liabilities, non-current	19,997	28,197
Long-term borrowings	872	—
Other debts, non-current	415,122	157,874

Total liabilities	1,122,440	1,232,310

	Year Ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Third-party revenues	579,365	735,518	877,380
Intra-Group revenues	92,728	48,374	56,079

Total revenues	672,093	783,892	933,459
Cost of revenues:
Third-party cost of revenues	(226,958)	(372,475)	(160,661)
Intra-Group cost of revenues	(282,210)	(297,844)	(550,585)

Total cost of revenues	(509,168)	(670,319)	(711,246)

Gross profit	162,925	113,573	222,213
Operating expenses:
Third-party operating expenses	(229,658)	(254,951)	(288,291)
Intra-Group operating expenses	—	(7,257)	—

Total operating expenses	(229,658)	(262,208)	(288,291)
Other income, net	1,688	1,011	98

Loss from operations	(65,045)	(147,624)	(65,980)
Non-operating income /(expense)	3,236	(18,162)	(20,680)

Loss before income tax expenses	(61,809)	(165,786)	(86,660)
Income tax benefits/(expenses)	141	(20)	681
Share of results of equity investees	(137)	(696)	418

Net loss	(61,805)	(166,502)	(85,561)

Cash flows from operating activities:
Net cash provided by transactions with external parties	126,224	419,767	526,201
Net cash used in transactions with the Group’s entities	(104,125)	(331,064)	(329,325)

Net cash generated from operating activities	22,099	88,703	196,876

Cash flows from investing activities:
Other investing activities	(64,591)	(31,972)	(18,482)
Cash flows of loan funding provided to the Group’s entities, net of repayments received	21,156	(5,242)	6,294

Net cash used in investing activities	(43,435)	(37,214)	(12,188)

Cash flows from financing activities:
Other financing activities	73,626	(112,151)	(273,906)
Cash flows of loan funding received from the Group’s entities, net of repayments made	(29,398)	41,717	91,794

Net cash generated from/ (used in) financing activities	44,228	(70,434)	(182,112)